Guarantees granted, commitments and contingent liabilities - Disclosure of maturity analysis of purchase obligations (Details) € in Millions	Dec. 31, 2025 EUR (€)
2026
Disclosure Of Maturity Analysis For Minimum Purchase Obligations [Line Items]
Minimum purchase obligation payable	€ 3,098
2027
Disclosure Of Maturity Analysis For Minimum Purchase Obligations [Line Items]
Minimum purchase obligation payable	3,095
2028
Disclosure Of Maturity Analysis For Minimum Purchase Obligations [Line Items]
Minimum purchase obligation payable	2,967
2029
Disclosure Of Maturity Analysis For Minimum Purchase Obligations [Line Items]
Minimum purchase obligation payable	812
2030
Disclosure Of Maturity Analysis For Minimum Purchase Obligations [Line Items]
Minimum purchase obligation payable	482
Later than five years
Disclosure Of Maturity Analysis For Minimum Purchase Obligations [Line Items]
Minimum purchase obligation payable	€ 1,550